Primary financial statements	12 Months Ended
Dec. 31, 2022
Primary financial statements
Primary financial statements

2 Primary financial statements

Assets and liabilities on the balance sheet are classified as current and non-current. Items in the profit and loss account are presented by nature.

The balance sheet and the profit and loss account are the same of the ones used in the previous reporting period, except for the retitling of the line items “Financial assets held for trading” and “Net finance income (expense) on financial assets held for trading”, respectively, “Financial assets at fair value through profit or loss” and “Net finance income (expense) from financial assets at fair value through profit or loss”; such line items include, respectively, the carrying amounts and the related profit and loss effects of the liquidity portfolio managed and evaluated on a fair value basis, as well as of the financial assets held for trading.

The statement of comprehensive income (loss) shows net profit integrated with income and expenses that are not recognised directly in the profit and loss account according to IFRSs.

The statement of changes in equity includes the total comprehensive income (loss) for the year, transactions with owners in their capacity as owners and other changes in equity.

The statement of cash flows is presented using the indirect method, whereby net profit (loss) is adjusted for the effects of non-cash transactions.